Cover	Dec. 14, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2023
Entity File Number	001-36873
Entity Registrant Name	Summit Materials, Inc.
Entity Central Index Key	0001621563
Entity Tax Identification Number	47-1984212
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1801 California Street
Entity Address, Address Line Two	Suite 3500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	893-0012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock (par value, $0.01 per share)
Trading Symbol	SUM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Summit Materials, LLC
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2023
Entity File Number	333-187556
Entity Registrant Name	Summit Materials, LLC
Entity Central Index Key	0001571371
Entity Tax Identification Number	26-4138486
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1801 California Street
Entity Address, Address Line Two	Suite 3500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	893-0012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false